Events After the Balance Sheet Date (Details) - USD ($)	Mar. 04, 2025	Apr. 03, 2025	Dec. 31, 2024	Dec. 31, 2023	May 01, 2023	Feb. 04, 2023
Events after the balance sheet date [Line Items]
Percentage of non-cash gross proceeds	25.00%
Percentage of waived entitlement to receive	25.00%
Percentage of all proceeds	25.00%
Loan amount (in Dollars)		$ 300,000		$ 5,294,970
Percentage of conversion price		5.00%			10.00%	10.00%
Convertible Loan Agreement [Member]
Events after the balance sheet date [Line Items]
Percentage of conversion price		10.00%